Stockholder's Equity (Details) (USD $)	1 Months Ended	12 Months Ended				13 Months Ended
	Jul. 31, 2007	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jul. 31, 2008	Oct. 12, 2007
Stockholders's Equity (Textuals) [Abstract]
Cash dividends declared per common share		$ 0.485	$ 0.44	$ 0.43
Common stock repurchased authorized by Board of Directors	Up to 1 billion
Number of shares purchased				13,000,000	16,000,000
Cost of share purchased				$ 474,000,000	$ 526,000,000	$ 1,000,000,000
Average cost				$ 36.76	$ 33.08
Overall average cost						34.74
Convertible debebtures		2,000,000	28,000,000	27,000,000
Debentures converted into shares			3,000,000	2,000,000
Exercise price of right							50
Share of series A junior participating preferred stock available under each right							One two-hundredth
Minimum percentage for exercising right							0.15
Threshold percentage to divest of common stock							0.149
Redeemed price if rights have not exercised and expired in 2014							0.01
Minimum percentage of assets cash flow and earning power sold							0.50
Each holder of a right shall have the right to receive, upon exercise, common stock of the acquiring company having a value							Equal to two times the exercise price of right
Stockholders' Equity [Line Items]
Junior subordinated convertible debentures		5.50%	5.50%	5.50%
WPZ [Member]
Stockholders' Equity [Line Items]
WPZ's Subordinated units outstanding					7,000,000
Conversion of Williams Partners L.P.subordinated units to common units (Note 12)				1,225,000,000
Jr. Subordinated Convertible Debt [Member]
Stockholders' Equity [Line Items]
Junior subordinated convertible debentures		5.50%
Converted common stock outstanding		2,000,000
Original amount status		300,000,000
Outstanding amount of debt to be used for conversion in to shares		$ 22,000,000